Shareholders' Equity and Redeemable Non-controlling Interests, Components of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated other comprehensive income (loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	$ (1,803)	$ (1,943)	$ (1,784)
Other comprehensive income (loss) before reclassifications	671	439	(502)
Tax (expense) benefit before reclassifications	(240)	(159)	165
Amounts reclassified from accumulated other comprehensive income (loss)	0	(167)	233
Tax (expense) benefit	0	27	(55)
Total other comprehensive income (loss), net of tax	431	140	(159)
Accumulated other comprehensive income (loss), end of period	(1,372)	(1,803)	(1,943)
Financial derivatives [Member]
Accumulated other comprehensive income (loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	(354)	(426)	(200)
Other comprehensive income (loss) before reclassifications	393	336	(471)
Tax (expense) benefit before reclassifications	(86)	(64)	110
Amounts reclassified from accumulated other comprehensive income (loss)	(128)	(244)	175
Tax (expense) benefit	29	44	(40)
Total other comprehensive income (loss), net of tax	208	72	(226)
Accumulated other comprehensive income (loss), end of period	(146)	(354)	(426)
Unrealized gains (losses) on available-for-sale debt securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	0	1	0
Other comprehensive income (loss) before reclassifications	0	(1)	1
Tax (expense) benefit before reclassifications	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Tax (expense) benefit	0	0	0
Total other comprehensive income (loss), net of tax	0	(1)	1
Accumulated other comprehensive income (loss), end of period	0	0	1
Defined benefit pension and other postretirement benefit plans [Member]
Accumulated other comprehensive income (loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	(528)	(752)	(711)
Other comprehensive income (loss) before reclassifications	342	214	(109)
Tax (expense) benefit before reclassifications	(95)	(50)	25
Amounts reclassified from accumulated other comprehensive income (loss)	128	77	58
Tax (expense) benefit	(29)	(17)	(15)
Total other comprehensive income (loss), net of tax	346	224	(41)
Accumulated other comprehensive income (loss), end of period	(182)	(528)	(752)
Foreign currency translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	(921)	(766)	(873)
Other comprehensive income (loss) before reclassifications	(64)	(110)	77
Tax (expense) benefit before reclassifications	(59)	(45)	30
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Tax (expense) benefit	0	0	0
Total other comprehensive income (loss), net of tax	(123)	(155)	107
Accumulated other comprehensive income (loss), end of period	$ (1,044)	$ (921)	$ (766)